American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2022

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.1%
California — 98.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,438,015
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	1,250,000	1,273,869
Alameda Community Facilities District Special Tax, (District No. 13-1), 4.00%, 9/1/51	5,000,000	4,214,963
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/52 (AGM)(1)	12,000,000	5,694,366
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,766,780
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,827,707
Bay Area Toll Authority Rev., 4.00%, 4/1/31	3,200,000	3,368,696
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,112,680
Bay Area Toll Authority Rev., VRN, 2.35%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,728,770
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,155,297
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,640,820
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,357,406
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,573,241
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	2,895,197
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,307,666
California Community Choice Financing Authority Rev., VRN, 2.35%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	15,583,494
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,183,902
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,413,144
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,100,000	2,383,098
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	9,000,000	7,906,739
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	646,491
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	510,000	510,188
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,202,329
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(1)	2,000,000	364,417
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	462,479
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	435,988
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	298,827
California Health Facilities Financing Authority Rev., 4.00%, 4/1/49	9,710,000	8,756,276
California Housing Finance Rev., 4.00%, 3/20/33	19,553,003	18,989,243
California Housing Finance Rev., 4.25%, 1/15/35	3,163,573	3,073,240
California Housing Finance Rev., 3.50%, 11/20/35	2,600,151	2,346,507
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,791,760
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,374,738
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,433,272
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,466,935
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,752,013
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	1,968,111
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,236,746
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	11,897,264
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	975,408
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	1,934,288
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,665,557
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,426,217
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	5,544,357
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,499,276

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(3)	3,615,000	3,803,106
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,055,411
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,788,175
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,187,800
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,553,219
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	390,000	378,433
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,214,891
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	2,585,578
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,549,691
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,615,945
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,622,981
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,536,749
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,782,946
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,034,335
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,339,408
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,719,262
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,470,568
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,228,740
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,710,739
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	353,732
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	503,238
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	301,672
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,606,190
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,407,660
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,822,906
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	4,652,987
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	802,013
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,198,562
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,735,436
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53(4)	4,000,000	4,284,152
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	905,285
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,401,433
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	950,000	988,246
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	1,750,000	1,820,453
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	8,450,000	7,480,669
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	909,932
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,307,666
California Municipal Finance Authority Special Tax, 5.00%, 9/1/57	5,000,000	5,001,336
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,018,557
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-6), 6.00%, 9/1/52	1,700,000	1,766,489
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	2,006,131
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,688,238
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,304,390
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,152,112
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,534,308
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/46	1,000,000	1,080,158
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,254,707
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,056,483
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,311,785
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	2,495,000	2,033,874

California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,144,366
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,028,666
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	110,000	116,675
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,005,591
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,073,902
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	3,877,782
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	1,020,000	893,970
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,767,250
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	891,465
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	2,940,784
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,271,547
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,571,104
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	1,875,000	1,823,706
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,437,563
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,396,503
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,141,660
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	1,758,076
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,110,000	1,124,738
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	416,216
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	1,914,126
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,775,491
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(2)	785,000	723,321
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(2)	770,000	692,489
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,160,728
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	527,162
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,507,576
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,632,234
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,737,918
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,040,815
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,344,094
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(2)	250,000	252,104
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	506,276
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,205,472
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	700,000	703,924
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,656,678
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,009,894
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	506,219
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	543,056
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	953,736
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,250,075
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,165,477
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	4,777,308
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,485,812
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,458,066
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	400,000	402,553
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	871,818
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	961,083
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	343,560
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	1,895,879
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,001,349
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,019,635
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	1,875,349
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,222,913
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,434,326

California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,650,744
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	972,320
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,231,643
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	5,500,000	4,651,402
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,837,509
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,526,349
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,171,012
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	6,352,055
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	1,500,000	1,558,174
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	2,760,000	2,867,040
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,718,440
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	527,355
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,357,048
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,510,366
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(3)	1,000,000	1,048,107
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,423,811
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,223,136
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,313,474
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,050,624
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,205,354
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,002,220
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,700,397
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	9,712,870
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,630,404
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	14,871,252
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/43	7,500,000	7,629,882
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	2,500,000	2,526,023
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,153,198
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,357,194
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	818,145
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/23	355,000	351,764
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/24	365,000	356,824
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,968,450

California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,856,569
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,690,000	1,728,474
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,679,978
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,043,980
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,141,724
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.50%, 9/1/52	4,250,000	4,315,135
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,477,568
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,036,278
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,515,000	1,574,459
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,786,117
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.50%, 9/1/42	1,000,000	1,049,201
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.625%, 9/1/52	3,000,000	3,125,265
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	394,393
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	777,587
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	714,858
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,293,795
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,363,446
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,431,687
Central Basin Municipal Water District Rev., 5.00%, 8/1/28, Prerefunded at 100% of Par(3)	5,000,000	5,571,471
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	851,068
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,241,771
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,167,505
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,547,801
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,138,652
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/47	1,615,000	1,679,057
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/52	2,000,000	2,067,204
Chino Valley Unified School District GO, 4.00%, 8/1/45	11,210,000	10,978,447
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	549,663
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	913,471
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	288,406
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	909,552
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	544,206
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,250,200
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	2,500,000	2,141,283
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,455,712
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,076,052
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,782,507
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,495,359
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,530,958
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	5,500,000	3,700,971
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	9,562,956
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	5,000,000	3,357,516
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	7,431,320

CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	6,235,000	4,752,971
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,194,872
CSCDA Community Improvement Authority Rev., (Parrallel-Anaheim), 4.00%, 8/1/56(2)	4,915,000	3,759,844
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(2)	1,500,000	1,141,135
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	7,450,442
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	1,925,000	1,463,196
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(2)	4,000,000	2,727,278
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,507,815
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	1,669,192
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,838,369
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	896,371
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/47	2,630,000	2,724,452
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/51	3,040,000	3,134,701
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	715,115
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,185,023
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,336,921
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,875,879
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	5,000,000	5,091,192
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	680,006
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,349,578
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,187,953
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/43	1,250,000	1,137,415
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,091,919
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	474,805
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	754,580
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,333,174
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,529,866
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/43	1,040,000	1,051,140
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,037,962
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,721,461
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,049,451
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,792,742
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(2)	735,000	775,050
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,313,586
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.00%, 9/1/42(4)	1,680,000	1,699,339
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/47(4)	1,250,000	1,264,874
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/52(4)	1,300,000	1,303,800
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,295,322
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,328,060
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,392,511
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	560,214
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	876,947
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,703,643
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,343,335
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,609,545
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,587,866
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	709,021
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,149,255
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	959,469
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	989,130
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,434,475

Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	674,208
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	784,600
Foothill-Eastern Transportation Corridor Agency Rev., 0.00%, 1/15/42(1)	6,000,000	2,254,963
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,358,079
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	3,913,108
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,355,445
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,586,705
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,048,987
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,024,422
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,415,114
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,279,573
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(3)	1,500,000	1,519,430
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	29,750,000	3,202,959
Hastings Campus Housing Finance Authority Rev., 0.00%, 7/1/61(1)(2)	14,365,000	4,951,976
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	5,335,000	4,393,423
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,135,874
Hesperia Special Tax, (Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,087,965
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	855,833
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	1,250,000	1,164,787
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50	2,000,000	2,098,563
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	956,693
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,435,040
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,131,770
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,522,225
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	2,500,000	2,552,863
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	885,032
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,039,875
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,287,476
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,536,434
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,715,124
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	482,954
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,956,433
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	548,535
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	900,000	796,529
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,265,061
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	791,903
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	3,810,133
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	480,078
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	536,156
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,367,169
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,580,922
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,859,634
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	911,082
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,164,656
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	793,550
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,279,117
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,311,909
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	1,003,331

Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	7,000,000	7,542,905
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,503,783
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,279,079
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27(4)	750,000	830,024
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/40	4,000,000	4,496,222
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/51	5,000,000	5,435,864
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/52	5,165,000	5,630,650
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/47	1,000,000	1,103,332
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	7,595,000	8,246,086
Los Angeles Wastewater System Rev., 5.00%, 6/1/47	3,000,000	3,317,954
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	101,319
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	111,443
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	257,239
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	182,663
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	271,385
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	121,681
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	142,843
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	106,893
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	106,689
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	106,908
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	264,387
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	359,567
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	260,747
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	417,195
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/43	1,000,000	1,021,303
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,276,924
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/48	1,500,000	1,521,119
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.25%, 9/1/52	2,000,000	2,043,388
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,230,634
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/49	4,605,000	5,024,032
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,503,246
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,385,189
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	1,917,464
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,372,434
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	3,855,000	4,171,928
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,103,603
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,853,256
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	671,086
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	840,706
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	5,009,412
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(1)	1,325,000	788,407
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(1)	2,885,000	1,524,838
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/23, Prerefunded at 100% of Par(3)	2,725,000	2,747,529
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37	415,000	399,431
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42	650,000	638,049
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47	840,000	818,661
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52	825,000	787,596
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	409,708
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,098,489
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,024,559
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	509,084
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,278,721
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,768,612
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,074,432

Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	880,263
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	864,926
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2017-1), 5.00%, 8/15/42	2,500,000	2,555,881
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2021-1), 5.00%, 8/15/52	4,200,000	4,255,955
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,973,546
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	10,000,000	10,107,642
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2017-1), 4.00%, 8/15/40	1,080,000	971,667
Oroville Rev., 5.25%, 4/1/49	3,000,000	2,936,764
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,375,981
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	373,296
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	825,952
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,127,821
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,323,744
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,097,524
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,126,302
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,209,628
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,613,297
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,310,098
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,069,143
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,956,103
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,625,838
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,810,781
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,444,546
Rancho Cordova Special Tax, (Community Facilities District No. 2021-1), 5.25%, 9/1/52	2,000,000	2,020,281
Rancho Cordova Special Tax, (Sunridge Anatolia Community Facilities Dist No. 2003-1), 4.00%, 9/1/37	3,000,000	2,866,673
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,213,585
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	1,025,000	909,627
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,264,620
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,813,888
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,038,232
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,525,928
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,551,596
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,283,829
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,137,260
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,768,376
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	550,935
Riverside County Transportation Commission Rev., 5.75%, 6/1/23, Prerefunded at 100% of Par(3)	500,000	508,319
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,365,089
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,280,248
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	822,393
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,301,967
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,856,336
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	319,909
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	366,715
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	749,704
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,449,959
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,626,004
Riverside Water Rev., 5.00%, 10/1/47(4)	1,000,000	1,109,903
Riverside Water Rev., 5.00%, 10/1/52(4)	1,000,000	1,101,461

Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,953,363
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,062,390
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 91-1 Heritage Lake), 5.00%, 9/1/41	1,250,000	1,277,832
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,331,698
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,612,546
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,317,197
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	254,891
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	397,076
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	859,499
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	464,837
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	514,671
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	569,714
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	716,019
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,119,145
Roseville Special Tax, (Roseville Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	3,230,000	3,315,313
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	719,873
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,445,341
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	445,616
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	566,655
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/40	1,670,000	1,733,739
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,917,835
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,663,878
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,036,557
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/49	850,000	869,452
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,225,693
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,937,375
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/46	2,250,000	2,282,203
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(2)	300,000	314,623
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(2)	1,900,000	1,932,087
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,000,819
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,219,146
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/29	1,000,000	1,066,009
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,236,179
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,429,474
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/32	665,000	700,358
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,436,064
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,081,303
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,375,758
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,720,807
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	3,375,000	3,426,788
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,958,989
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	639,957
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/43	1,300,000	1,334,965
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	880,263
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,224,766
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,616,456
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	887,454
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	558,736

San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	775,184
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,138,860
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,100,329
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/23, Prerefunded at 100% of Par(3)	500,000	507,490
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,085,353
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,115,541
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,450,723
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,807,818
San Diego County Water Authority Rev., 5.00%, 5/1/52	1,000,000	1,104,569
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/52	3,000,000	3,299,733
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	762,777
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,298,682
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,647,990
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	806,628
San Francisco Public Utilities Commission Water Rev., (San Francisco City & County Public Utilities Commission), 4.00%, 11/1/50	7,270,000	6,934,811
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/28	1,080,000	1,137,375
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/29	1,165,000	1,222,122
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/32	450,000	466,836
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/33	1,280,000	1,325,077
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/34	335,000	346,211
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,100,619
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,865,450
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	129,643
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	11,437,995
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	196,907
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	729,164
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	485,319
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	604,373
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47(4)	1,500,000	1,667,526
Santa Margarita Water District Special Tax, (Community Facilities District No. 2013-1), 5.625%, 9/1/43	1,200,000	1,210,133
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	2,495,000	2,524,764
Saugus-Castaic School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,445,000	1,462,197
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	15,138,048
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	3,946,128
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/52	5,000,000	5,443,190
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,234,543
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	887,216
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,130,824
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,016,035
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,596,938
State Center Community College District GO, 5.00%, 8/1/47(4)	9,000,000	9,950,616
State of California GO, 5.00%, 9/1/42	870,000	934,207
State of California GO, 5.00%, 10/1/47	8,375,000	8,756,037
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	983,649
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,288,004
Stockton Public Financing Authority Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,609,762
Stockton Public Financing Authority Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,079,160
Stockton Public Financing Authority Special Tax, (Stockton Water Revenue), 5.00%, 10/1/33 (BAM)	1,000,000	1,106,034

Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,701,473
Sunnyvale Special Tax, 7.75%, 8/1/32	6,100,000	6,118,889
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,073,267
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,140,944
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,026,387
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 0.00%, 6/1/60(1)	5,000,000	770,515
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	10,525,000	10,623,935
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,020,298
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,651,691
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,355,378
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	5,250,000	5,385,854
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,155,000	3,205,076
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,390,000	4,465,040
Transbay Joint Powers Authority Tax Allocation, (Transbay Redevelopment Project Tax Increment Rev.), 5.00%, 10/1/45	2,000,000	2,063,040
University of California Rev., 5.00%, 5/15/52	7,500,000	8,218,036
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,713,568
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,542,683
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,932,015
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	412,065
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	955,418
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	730,972
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	981,885
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,528,090
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,375,312
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,381,991
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	2,550,000	2,343,196
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,550,000	2,292,308
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,638,158
		1,327,142,518
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,793,233
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,526,785
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,014,709
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,758,180
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,516,231
		9,609,138
Puerto Rico — 0.3%
Puerto Rico GO, 5.25%, 7/1/23	103,396	103,849
Puerto Rico GO, 5.375%, 7/1/25	206,218	209,195
Puerto Rico GO, 5.625%, 7/1/27	1,954,351	2,001,709
Puerto Rico GO, 5.625%, 7/1/29	201,036	206,074
Puerto Rico GO, 5.75%, 7/1/31	195,264	200,572
Puerto Rico GO, 4.00%, 7/1/33	185,162	161,339
Puerto Rico GO, 4.00%, 7/1/35	166,436	141,938
Puerto Rico GO, 4.00%, 7/1/37	142,845	119,386
Puerto Rico GO, 4.00%, 7/1/41	194,215	156,096

Puerto Rico GO, 4.00%, 7/1/46	201,981	156,000
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(1)	61,911	56,893
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(1)	238,285	130,800
Puerto Rico GO, VRN, 0.00%, 11/1/43	876,694	399,992
		4,043,843
TOTAL INVESTMENT SECURITIES—99.1% (Cost $1,420,718,212)		1,340,795,499
OTHER ASSETS AND LIABILITIES — 0.9%		12,135,002
TOTAL NET ASSETS — 100.0%		$1,352,930,501

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	501	March 2023	$56,863,500	$44,580
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $293,154,917, which represented 21.7% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,340,795,499	—

Other Financial Instruments
Futures Contracts	$44,580	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.